Net Loss Per Common Share	9 Months Ended
Sep. 30, 2011
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share

11. Net Income/(Loss) Per Common Share

The Company computes basic net income/(loss) per common share using the weighted-average number of shares of common stock outstanding during the period less the weighted-average number of shares of common stock subject to repurchase. The effects of including the incremental shares associated with options, warrants and unvested restricted stock are anti-dilutive, and are not included in the diluted weighted average number of shares of common stock outstanding for the nine month periods ended September 30, 2011 and 2010.

The Company excluded the following securities from the calculation of diluted net loss per common share for the nine months ended September 30, 2011 and 2010, as their effect would be anti-dilutive (in thousands):

	Nine months ended September 30,
	2011	2010
Outstanding stock options	6,844	6,161
Unvested restricted stock	1,482	2,668
Unvested restricted stock units	412	333
Outstanding common stock warrants	3,591	—